Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (41,479)	$ 63,172
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	8,875	8,762
Share-based compensation	95,335	(17,230)
Gain on disposal of assets		(239)
Deferred income tax expense	(411)
Bad debt expense	5	(7)
Changes in operating assets and liabilities:
Accounts receivable	2,113	(1,474)
Related party receivable	(1,074)	(613)
Prepaid expenses and other assets	(328)	43
Accounts payable	272	362
Related party payable	233	(109)
Unearned revenue	940	(989)
Accrued liabilities and other liabilities	(434)	803
Income taxes payable	1,901	173
Net cash provided by operating activities	67,636	53,042
Cash flows from investing activities
Acquisitions	(723,367)
Capital expenditures	(985)	(2,783)
Proceeds from disposal of assets		11
Net cash used in investing activities	(724,352)	(2,772)
Cash flows from financing activities
Proceeds from issuance of Class A shares - IPO, net of underwriter discounts & fees	278,263
Proceeds from issuance of Class A shares - December Private Placement, net of placement agent fees	339,291
Purchase of OpCo Units from LandBridge Holdings, net of placement agent fees	(145,411)
Contributions from member	120,000
Dividends, dividend equivalents, and distributions paid	(178,244)	(105,165)
Proceeds from term loan	362,500	100,000
Repayments of term loan	(102,500)	(62,417)
Proceeds from revolver	55,000	50,000
Repayments of revolver	(60,000)	(15,000)
Other financing activities	(462)	(404)
Debt issuance costs	(4,326)	(3,106)
Offering costs	(8,186)	(1,706)
Net cash provided by (used in) financing activities	655,925	(37,798)
Net (decrease) increase in cash and cash equivalents	(791)	12,472
Cash and cash equivalents - beginning of period	37,823	25,351
Cash and cash equivalents - end of period	37,032	37,823
Revolving Credit Facility
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of deferred financing fees / debt issuance costs	411	129
Term Loan
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of deferred financing fees / debt issuance costs	$ 1,277	$ 259